Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Cash flows from operating activities:
Net income	$ (1,063)	$ (1,365)	$ 172	$ 1,118
Depreciation and amortization	78	101	84	31
Interest expense	14	18	22	22
Interest on lease liability	1	1	3
Interest income	(3)	(4)	(6)	(3)
Change in working capital:
Accounts receivable			1	(1)
Deposits, prepayments and other receivables	951	1,304	(85)	(127)
Accounts payable and accrued liabilities	466	555	77	203
Income tax payable	3	4	(186)	53
Net cash provided by (used in) operating activities	447	614	82	1,296
Cash flows from investing activities:
Deposits, prepayments and other receivables	3	4	6	3
Purchase of property and equipment	(1)	(1)	(33)	(611)
Purchase of intangible asset	(24)	(31)	(59)
Net cash provided by (used in) investing activities	(22)	(28)	(86)	(608)
Cash flows from financing activities:
Proceeds of bank borrowings				420
Dividends paid			(300)
Repayment of Director's loan	(1,278)	(1,641)	(125)	(670)
Proceeds from borrowings from director	568	730	1,254
Payment of transaction cost in connection to the issuance of shares			(1,154)
Repayment of bank borrowings	(27)	(62)	(112)	(105)
Interest paid	(14)	(18)	(22)	(22)
Principal payment of lease liabilities	(27)	(37)	(35)
Payment of interest on lease liabilities	(1)	(1)	(3)
Proceeds from issuance of shares	1,656	2,126
Net cash used in financing activities	877	1,097	(497)	(377)
Effect of Exchange Rate Changes on Cash	(17)	(7)
Net change in cash and cash equivalents	1,302	1,683	(501)	311
BEGINNING OF YEAR	230	314	815	504
END OF YEAR	1,549	1,990	314	815
Supplemental Cash Flow Information:
Cash paid for income tax			(185)	(65)
Cash paid for interest	(15)	(19)	(25)	(22)
Supplemental Disclosure of Non-Cash Financing Activities:
Payment of dividends				(1,236)
Repayment of amount due from director				$ 1,236